Asset Allocation of New Insurance Company on a Weighted Average Basis (Detail)	12 Months Ended
Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Target allocation	100.00%
Equity
Defined Benefit Plan Disclosure [Line Items]
Target allocation	4.00%
Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Target allocation	74.00%
Real Estate
Defined Benefit Plan Disclosure [Line Items]
Target allocation	17.00%
Other Assets
Defined Benefit Plan Disclosure [Line Items]
Target allocation	5.00%